Acquisitions- Results of operations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Results of operation since acquisition [Abstract]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	$ 41,903
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	$ (7,176)